CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Affiliate	$ 60,864	$ 56,202
Third-party	3,876	4,962
Total revenue	64,740	61,164
Operating and maintenance expenses	19,880	17,669
General and administrative expenses	4,291	3,315
Depreciation and amortization	6,643	5,483
Total costs and expenses	30,814	26,467
Income from operations	33,926	34,697
Equity in earnings (loss) of subsidiaries	0	0
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	23,978	26,713
Less: Net loss attributable to Predecessor	(1,279)	(1,494)
Less: Net income attributable to noncontrolling interest	(4,022)	(3,599)
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	2,959	1,686
Net income attributable to PBF Logistics LP unitholders	18,276	22,922
Operating Segments [Member] | Subsidiary Issuer [Member]
Affiliate	0	0
Third-party	0	0
Total revenue	0	0
Operating and maintenance expenses	0	0
General and administrative expenses	4,291	3,315
Depreciation and amortization	0	0
Total costs and expenses	4,291	3,315
Income from operations	(4,291)	(3,315)
Equity in earnings (loss) of subsidiaries	38,217	38,012
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	23,978	26,713
Less: Net loss attributable to Predecessor	0	0
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to the partners	23,978	26,713
Less: Net income attributable to the IDR holder	2,959	1,686
Net income attributable to PBF Logistics LP unitholders	21,019	25,027
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Affiliate	60,864	56,202
Third-party	3,876	4,962
Total revenue	64,740	61,164
Operating and maintenance expenses	19,880	17,669
General and administrative expenses	0	0
Depreciation and amortization	6,643	5,483
Total costs and expenses	26,523	23,152
Income from operations	38,217	38,012
Equity in earnings (loss) of subsidiaries	0	0
Interest expense, net	0	0
Amortization of loan fees and debt premium	0	0
Net income	38,217	38,012
Less: Net loss attributable to Predecessor	(1,279)	(1,494)
Less: Net income attributable to noncontrolling interest	(4,022)	3,599
Net income attributable to the partners	35,474	35,907
Less: Net income attributable to the IDR holder	0	0
Net income attributable to PBF Logistics LP unitholders	35,474	35,907
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Affiliate	0	0
Third-party	0	0
Total revenue	0	0
Operating and maintenance expenses	0	0
General and administrative expenses	0	0
Depreciation and amortization	0	0
Total costs and expenses	0	0
Income from operations	0	0
Equity in earnings (loss) of subsidiaries	0	0
Interest expense, net	0	0
Amortization of loan fees and debt premium	0	0
Net income	0	0
Less: Net loss attributable to Predecessor	0	0
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to the partners	0	0
Less: Net income attributable to the IDR holder	0	0
Net income attributable to PBF Logistics LP unitholders	0	0
Consolidation, Eliminations [Member]
Affiliate	0	0
Third-party	0	0
Total revenue	0	0
Operating and maintenance expenses	0	0
General and administrative expenses	0	0
Depreciation and amortization	0	0
Total costs and expenses	0	0
Income from operations	0	0
Equity in earnings (loss) of subsidiaries	(38,217)	(38,012)
Interest expense, net	0	0
Amortization of loan fees and debt premium	0	0
Net income	(38,217)	(38,012)
Less: Net loss attributable to Predecessor	0	0
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to the partners	(38,217)	(38,012)
Less: Net income attributable to the IDR holder	0	0
Net income attributable to PBF Logistics LP unitholders	$ (38,217)	$ (38,012)